SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31, 2012
	Number of options	Weighted average exercise price (per share)	Aggregate intrinsic value
	In thousands

Outstanding at beginning of year	1,682	$2.28	$8,142
Granted	258	3.09	1,010
Exercised	(217)	1.75	1,147
Cancelled or forfeited	(53)	2.68	277

Outstanding at end of year	1,670	$2.44	$7,785

Vested and expected to vest at end of year	1,621	$2.43	$7,583

Exercisable at end of year	1,143	$2.24	$5,602

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.32-0.56	205	2.09	0.51	204	2.09	0.51
1.00-1.20	303	1.43	1.16	303	1.43	1.16
1.48-1.52	169	3.08	1.48	152	3.07	1.48
1.96-2.32	114	1.22	2.15	112	1.19	2.15
2.6-2.76	201	4.71	2.61	84	4.71	2.61
2.8-3.44	567	4.721	2.94	182	4.47	2.92
7.68-8.76	76	1.62	7.83	70	1.25	7.83
9.68-9.84	35	1.7	9.79	35	1.7	9.79

	1,670	3.19	2.44	1,143	2.47	2.24

Schedule of Options Weighted Average Fair Values and Exercise Prices

	Year ended December 31,
	2012		2011		2010
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$3.92	$3.09	$2.32	$2.88	$1.44	$1.68

Less than market price at date of grant	$-	$-	$2.44	$2.6	$-	$-

More than market price at date of grant	$-	$-	$1.88	$2.76	$-	$-

Schedule of Warrants Outstanding
Issuance date	Outstanding	Exercise price	Exercisable through

September 2006 (1)	110,400	$0.48	December 31,2013
May 2009 (2)	39,406	$0.48	December 31,2013
May 2009 (2)	47,970	$0.48	January -July 2015
May 2009 (3)	439,513	$0.48	December 31, 2013 (*)

All outstanding warrants are excisable.

(1)	Issued in connection with the private investment carried out in September 2006.
(2)	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
(3)	Issued in connection with the rights offering (see Note 13c).
(*)	57,541 were exercised during the first quarter of 2013.